Investments Accounted for Using the Equity Method - Summary of Aggregate Information of Associates that are Not Individually Material (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of associates and joint ventures [line items]
Net income	$ 64,618,094	$ 2,102,770	$ 62,249,997	$ 28,651,900
Other comprehensive income	8,632,472	280,913	406,016	495,313
Total comprehensive income	73,250,566	2,383,683	62,656,013	29,147,213
Associates that are not individually material [member]
Disclosure of associates and joint ventures [line items]
Net income	1,083,538	35,260	872,697	545,833
Other comprehensive income	(3,082,307)	(100,303)	3,624,403	2,784,094
Total comprehensive income	$ (1,998,769)	$ (65,043)	$ 4,497,100	$ 3,329,927